Average Annual Total Returns - Federated Hermes Equity Income Fund Inc	A 1 Year	A 5 Years	A 10 Years	A Return After Taxes on Distributions 1 Year	A Return After Taxes on Distributions 5 Years	A Return After Taxes on Distributions 10 Years	A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	A Return After Taxes on Distributions and Sale of Fund Shares 10 Years	B 1 Year	B 5 Years	B 10 Years	C 1 Year	C 5 Years	C 10 Years	F 1 Year	F 5 Years	F 10 Years	R 1 Year	R 5 Years	R 10 Years	IS 1 Year	IS 5 Years	IS 10 Years	Russell 1000® Value Index(reflects no deduction for fees, expenses or taxes) 1 Year		Russell 1000® Value Index(reflects no deduction for fees, expenses or taxes) 5 Years		Russell 1000® Value Index(reflects no deduction for fees, expenses or taxes) 10 Years		Morningstar Large Value Funds Average 1 Year		Morningstar Large Value Funds Average 5 Years		Morningstar Large Value Funds Average 10 Years
Total	0.58%	6.48%	8.19%	0.03%	4.77%	6.80%	0.30%	4.63%	6.34%	(0.04%)	6.51%	8.12%	4.53%	6.86%	7.97%	4.07%	7.20%	8.42%	6.15%	7.50%	8.60%	6.63%	7.95%	9.02%	2.80%	[1]	9.74%	[1]	10.50%	[1]	2.91%	[2]	9.42%	[2]	9.73%	[2]

[1]	The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe.
[2]	Morningstar figures represent the average of the total returns reported by all the mutual funds designated by Morningstar as falling into the respective category indicated. They do not reflect sales charges.